Loans (Tables)	12 Months Ended
Dec. 31, 2016
LOANS
Loan Portfolio Classified by Type and Class

	December 31, 2016

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$904,331	$149,594	$1,053,925
Real estate:
Owner occupied commercial real estate	264,876	129,334	394,210
Commercial real estate	816,029	327,722	1,143,751
Construction, land & land development	179,999	69,705	249,704
Residential mortgage	127,445	117,746	245,191
Consumer and other	9,248	2,191	11,439
Total loans held for investment	$2,301,928	$796,292	$3,098,220

Total loans held for sale	$23,989	$-	$23,989

	December 31, 2015

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$850,048	$356,404	$1,206,452
Real estate:
Owner occupied commercial real estate	188,908	164,981	353,889
Commercial real estate	521,887	382,228	904,115
Construction, land & land development	242,611	116,202	358,813
Residential mortgage	120,260	173,223	293,483
Consumer and other	9,843	4,074	13,917
Total loans held for investment	$1,933,557	$1,197,112	$3,130,669

Total loans held for sale	$384	$-	$384

Loan maturities and rate sensitivity

Loan maturities and rate sensitivity of the loans held for investment, as of the date indicated, were as follows:

	December 31, 2016
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)

Commercial & industrial	$431,155	$555,549	$67,221	$1,053,925
Real estate:
Owner occupied commercial real estate	44,241	157,740	192,229	394,210
Commercial real estate	108,845	788,040	246,866	1,143,751
Construction, land & land development	85,730	123,449	40,525	249,704
Residential mortgage	26,003	56,448	162,740	245,191
Consumer and other	5,021	5,527	891	11,439

Total loans held for investment	$700,995	$1,686,753	$710,472	$3,098,220

Fixed rate	$68,341	$438,612	$123,714	$630,667
Floating rate	632,654	1,248,141	586,758	2,467,553

Total loans held for investment	$700,995	$1,686,753	$710,472	$3,098,220

Related party loans

	December 31,
	2016	2015
	(Dollars in thousands)

Beginning balance	$9,741	$-
Additions (at Acquisition)	-	10,003
Advances	503	-
Repayments	(4,431)	(262)
Ending Balance	$5,813	$9,741

Acquired loans

The outstanding principal balance and recorded investment in the total acquired loans from all acquisitions at December 31, 2016 and 2015, was as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Credit impaired acquired loans:
Outstanding principal balance	$30,694	$60,554
Recorded investment	25,188	46,174
Discount, net	$5,506	$14,380

Other acquired loans:
Outstanding principal balance	775,709	1,162,068
Deferred fees, net	(174)	(162)
Recorded investment	771,104	1,150,938
Discount, net	$4,431	$10,968

Total acquired loans:
Outstanding principal balance	806,403	1,222,622
Deferred fees, net	(174)	(162)
Recorded investment	796,292	1,197,112
Discount, net	$9,937	$25,348

Accretable Yield For Credit Impaired Acquired Loans

	Year Ended December 31,
	2016	2015
	(Dollars in thousands)

Balance at beginning of period	$966	$685
Additions (at acquisition)	-	(71)
Reclassifications from nonaccretable discount	3,233	563
Accretion	(1,655)	(211)
Balance at period end	$2,544	$966

Age analysis of loans

	December 31, 2016
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$1,515	$1,106	$2,621	$36,331	$-	$865,379	$904,331
Real estate:
Owner occupied commercial real estate	1,941	-	1,941	-	-	262,935	264,876
Commercial real estate	1,612	-	1,612	2,059	-	812,358	816,029
Construction, land & land development	4,375	-	4,375	-	-	175,624	179,999
Residential mortgage	1,791	63	1,854	1,254	-	124,337	127,445
Consumer and other	139	-	139	119	-	8,990	9,248
Total originated loans	$11,373	$1,169	$12,542	$39,763	$-	$2,249,623	$2,301,928

Acquired Loans
Commercial & industrial	$2,854	$-	$2,854	$23,424	$4,506	$118,810	$149,594
Real estate:
Owner occupied commercial real estate	223	-	223	8,942	5,339	114,830	129,334
Commercial real estate	2,529	-	2,529	2,002	10,807	312,384	327,722
Construction, land & land development	488	-	488	978	1,819	66,420	69,705
Residential mortgage	2,768	-	2,768	1,692	2,717	110,569	117,746
Consumer and other	226	-	226	5	-	1,960	2,191
Total acquired loans	9,088	-	9,088	37,043	25,188	724,973	796,292
Total loans held for investment	$20,461	$1,169	$21,630	$76,806	$25,188	$2,974,596	$3,098,220

	December 31, 2015
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$2,064	$25	$2,089	$34,205	$-	$813,754	$850,048
Real estate:
Owner occupied commercial real estate	9,158	-	9,158	829	-	178,921	188,908
Commercial real estate	1,108	-	1,108	-	-	520,779	521,887
Construction, land & land development	181	-	181	472	-	241,958	242,611
Residential mortgage	890	-	890	197	-	119,173	120,260
Consumer and other	593	20	613	-	-	9,230	9,843
Total originated loans	$13,994	$45	$14,039	$35,703	$-	$1,883,815	$1,933,557

Acquired Loans
Commercial & industrial	$10,908	$-	$10,908	$420	$13,905	$331,171	$356,404
Real estate:
Owner occupied commercial real estate	741	-	741	-	7,149	157,091	164,981
Commercial real estate		-	-	1,590	12,288	368,350	382,228
Construction, land & land development	111	-	111	-	8,681	107,410	116,202
Residential mortgage	4,065	6	4,071	1,292	4,151	163,709	173,223
Consumer and other	52	1	53	-	-	4,021	4,074
Total acquired loans	15,877	7	15,884	3,302	46,174	1,131,752	1,197,112
Total loans held for investment	$29,871	$52	$29,923	$39,005	$46,174	$3,015,567	$3,130,669

Summary of impaired loans

	December 31, 2016
	Originated	Acquired	Total
	(Dollars in thousands)

Nonaccrual loans	$32,805	$33,868	$66,673
Accruing loans past due 90 days or more	1,169	-	1,169
Restructured loans - nonaccrual	6,959	3,174	10,133
Restructured loans - accruing	5,267	11,251	16,518
Total nonperforming loans	$46,200	$48,293	$94,493

	December 31, 2015
	Originated	Acquired	Total
	(Dollars in thousands)

Nonaccrual loans	$35,145	$2,396	$37,541
Accruing loans past due 90 days or more	45	7	52
Restructured loans - nonaccrual	558	906	1,464
Restructured loans - accruing	5,694	294	5,988
Total nonperforming loans	$41,442	$3,603	$45,045

Impaired loans, individually evaluated for impairment

	December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

Originated Loans
With no related allowance recorded:
Commercial & industrial	$33,415	$33,671	$-
Commercial real estate	7,155	7,162	-
Residential mortgage	1,254	1,249	-
Consumer and other	96	96	-
Total with no related allowance recorded:	$41,920	$42,178	$-

With an allowance recorded:
Commercial & industrial	$2,992	$3,038	$394
Consumer and other	119	119	119
Total with an allowance recorded:	$3,111	$3,157	$513
Total originated loans	$45,031	$45,335	$513

Acquired Loans
With no related allowance recorded:
Commercial & industrial	$32,922	$33,093	$-
Owner occupied commercial real estate	8,942	8,949	-
Commercial real estate	2,002	2,026	-
Construction, land & land development	978	991	-
Residential mortgage	1,692	1,694	-
Consumer and other	2	2	-
Total with no related allowance recorded:	$46,538	$46,755	$-

With an allowance recorded:
Commercial & industrial	$1,753	$1,774	$1,260
Consumer and other	2	3	2
Total with an allowance recorded:	$1,755	$1,777	$1,262
Total acquired loans	$48,293	$48,532	$1,262

Total:
Commercial & industrial	$71,082	$71,576	$1,654
Real estate	22,023	22,071	-
Consumer and other	219	220	121
Total	$93,324	$93,867	$1,775

	December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

Originated Loans
With no related allowance recorded:
Commercial & industrial	$1,898	$1,899	$-
Owner occupied commercial real estate	829	834	-
Commercial real estate	5,356	5,356	-
Construction, land & land development	268	268	-
Residential mortgage	183	183	-
Consumer and other	174	174	-
Total with no related allowance recorded:	$8,708	$8,714	$-

With an allowance recorded:
Commercial & industrial	$32,471	$32,510	$14,733
Construction, land & land development	204	204	92
Residential mortgage	14	15	14
Total with an allowance recorded:	$32,689	$32,729	$14,839
Total originated loans	$41,397	$41,443	$14,839

Acquired Loans
With no related allowance recorded:
Commercial & industrial	$714	$714	$-
Commercial real estate	1,590	1,607	-
Residential mortgage	1,240	1,235	-
Total with no related allowance recorded:	$3,544	$3,556	$-

With an allowance recorded:
Residential mortgage	$52	$52	$1
Total with an allowance recorded:	$52	$52	$1
Total acquired loans	$3,596	$3,608	$1

Total:
Commercial & industrial	$35,083	$35,123	$14,733
Real estate	9,736	9,754	107
Consumer and other	174	174	-
Total	$44,993	$45,051	$14,840

Credit risk profile of loans

	December 31, 2016
	Grade 1 - 4 (Pass)	Grade 5 (Watch)	Grade 6 (Special Mention)	Grade 7 (Substandard-Accrual)	Grade 8 (Substandard-Nonaccrual)	Grade 9 (Doubtful)	PCI	Total
	(Dollars in thousands)

Originated Loans
Commercial & Industrial	$818,352	$11,427	$24,133	$14,088	$34,520	$1,811	$-	$904,331
Owner Occupied Commercial Real Estate	247,868	13,169	513	3,326	-	-	-	264,876
Commercial Real Estate	716,744	35,812	55,230	6,184	2,059	-	-	816,029
Construction & Land Development	171,287	5,590	1,931	1,191	-	-	-	179,999
Residential Mortgage	118,042	6,079	573	1,497	1,254	-	-	127,445
Other Consumer	9,032	5	58	34	119	-	-	9,248
Total originated loans	$2,081,325	$72,082	$82,438	$26,320	$37,952	$1,811	$-	$2,301,928

Acquired Loans
Commercial & Industrial	$69,304	$2,982	$15,528	$33,850	$23,424	$-	$4,506	$149,594
Owner Occupied Commercial Real Estate	94,450	2,533	9,788	8,282	8,942	-	5,339	129,334
Commercial Real Estate	248,583	23,854	39,833	2,643	2,002	-	10,807	327,722
Construction & Land Development	49,849	12,859	2,577	1,623	978	-	1,819	69,705
Residential Mortgage	111,818	948	215	356	1,692	-	2,717	117,746
Other Consumer	1,972	-	214	-	5	-	-	2,191
Total acquired loans	$575,976	$43,176	$68,155	$46,754	$37,043	$-	$25,188	$796,292

Total loans	$2,657,301	$115,258	$150,593	$73,074	$74,995	$1,811	$25,188	$3,098,220

	December 31, 2015
	Grade 1 - 4 (Pass)	Grade 5 (Watch)	Grade 6 (Special Mention)	Grade 7 (Substandard-Accrual)	Grade 8 (Substandard-Nonaccrual)	Grade 9 (Doubtful)	PCI	Total
	(Dollars in thousands)

Originated Loans
Commercial & Industrial	$715,287	$27,938	$26,745	$45,873	$26,856	$7,349	$-	$850,048
Owner Occupied Commercial Real Estate	182,873	737	3,742	727	829	-	-	188,908
Commercial Real Estate	470,838	26,627	7,655	16,767	-	-	-	521,887
Construction & Land Development	240,713	1,426	-	-	472	-	-	242,611
Residential Mortgage	119,153	-	882	28	197	-	-	120,260
Other Consumer	9,569	99	116	59	-	-	-	9,843
Total originated loans	$1,738,433	$56,827	$39,140	$63,454	$28,354	$7,349	$-	$1,933,557

Acquired Loans
Commercial & Industrial	$285,229	$20,146	$19,324	$17,380	$420	$-	$13,905	$356,404
Owner Occupied Commercial Real Estate	139,950	3,959	12,372	1,551	-	-	7,149	164,981
Commercial Real Estate	327,338	22,648	12,591	5,773	1,590	-	12,288	382,228
Construction & Land Development	92,556	13,677	1,288	-	-	-	8,681	116,202
Residential Mortgage	165,696	1,222	226	636	1,292	-	4,151	173,223
Other Consumer	3,674	400	-	-	-	-	-	4,074
Total acquired loans	$1,014,443	$62,052	$45,801	$25,340	$3,302	$-	$46,174	$1,197,112

Total loans	$2,752,876	$118,879	$84,941	$88,794	$31,656	$7,349	$46,174	$3,130,669

Troubled debt restructurings

	Year Ended
	December 31, 2016			December 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of December 31, 2015
	(Dollars in thousands)

Commercial & industrial	8	$23,396	$21,272	6	$1,657	$862
Commercial real estate	-	-	-	1	5,417	5,356
Total	8	$23,396	$21,272	7	$7,074	$6,218